Trade receivables	12 Months Ended
Dec. 31, 2023
Trade receivables.
Trade receivables	Trade receivables

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Current	$48,756	$42,057
1-30 days past due	5,934	$4,119
31-60 days past due	2,485	$2,687
61-90 days past due	1,904	$2,338
91+ days past due	5,838	$1,873
Gross carrying amount	$64,917	$53,074
Allowance for expected credit losses	(2,122)	(331)
Net carrying amount	$62,795	$52,743

Trade receivables, for the Group, are non-interest bearing and are generally on terms of 30 days to 90 days.
The Group maintains an allowance for ECL based on primarily historical data together with a forward-looking assessment but the Group have historically recognized almost non-existent credit losses. Of the total allowance of for expected credit losses as of December 31, 2023, $1,492 thousand is attributable to a single customer. This allocation reflects our evaluation of the credit risk associated with that customer's outstanding receivable balance.

The credit loss recognized in the Company periods ended December 31, 2023 and December 31, 2022 was $1,909 and $236 thousand, respectively.